Balance Sheet Components	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2012
Balance Sheet Components

3. Balance Sheet Components

Inventory

Inventory is comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Raw materials	$2,110	$1,938
Work in process	2,055	754
Finished goods	10,431	7,510

Inventory	$14,596	$10,202

Property and Equipment, Net

Property and equipment, net are comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Equipment and automotive	$1,701	$1,730
Software	1,281	1,188
Leasehold improvements	566	566
Plates and dies	352	352

Total property and equipment	3,900	3,836
Less: Accumulated depreciation and amortization	(1,852)	(1,719)
Construction in progress	2,840	2,181

Property and equipment, net	$4,888	$4,298

The Company incurred depreciation expense of $185,000 and $150,000 during the three months ended June 30, 2012 and 2011, respectively.

Intangible Assets, Net

Intangible assets, net are comprised of the following (in thousands):

	June 30, 2012	March 31, 2012
Product formulas	$1,023	$1,023
Other intangible assets	189	189

Total intangible assets	1,212	1,212
Less: accumulated amortization	(51)	(36)

Intangible assets, net	$1,161	$1,176

The Company incurred amortization expense of $15,000 and $2,000 on its intangible assets during the three months ended June 30, 2012 and 2011, respectively.

The estimated future amortization expense relating to intangible assets for the remainder of fiscal 2013, for each of the next five years through fiscal 2018 and thereafter is $45,000, $60,000 and $816,000, respectively.

Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	June 30, 2012	March 31, 2012
Payroll and employee-related expenses	$1,480	$2,768
Accrued trade expenses	1,158	2,631
Inventory received not invoiced	845	531
Deferred rent	253	264
Brokerage commissions	317	382
Other accrued liabilities	251	876

Total accrued liabilities	$4,304	$7,452

3.	Balance Sheet Components

Inventory

Inventory is comprised of the following (in thousands):

	March 31,
	2012	2011
Raw materials	$1,938	$823
Work in process	754	455
Finished goods	7,510	8,375

Inventory	$10,202	$9,653

Property and Equipment, Net

Property and equipment, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Equipment and automotive	$1,730	$791
Software	1,188	1,150
Leasehold improvements	566	312
Plates and dies	352	285

Total property and equipment	3,836	2,538
Less: Accumulated depreciation and amortization	(1,719)	(1,032)
Construction in progress	2,181	49

Property and equipment, net	$4,298	$1,555

The Company incurred depreciation expense of approximately $818,000, $433,000 and $264,000 during the years ended March 31, 2012, 2011 and 2010, respectively.

Intangible Assets, Net

Intangible assets, net are comprised of the following (in thousands):

	March 31,
	2012	2011
Product formulas	$1,023	$—
Other intangible assets	189	189

Total intangible assets	1,212	189
Less: accumulated amortization	(36)	(9)

Intangible assets, net	$1,176	$180

In November 2011, the Company acquired product formulas for a purchase price of $2.0 million. The purchase agreement requires the Company to make annual payments of at least $150,000 in each of the first six years of the agreement, with the balance of the $2.0 million payment due at the end of the seven-year term in November 2018. The Company recorded a product formula intangible asset of $1.0 million representing the present value of the future payments, which will be amortized over the estimated useful life of 20 years using the straight-line method.

The Company incurred amortization expense of approximately $27,000 and $9,000 on its intangible assets in fiscal 2012 and 2011, respectively.

The estimated future amortization expense relating to intangible assets for each of the fiscal years from fiscal 2013 to fiscal 2017 is $60,000, respectively.

Accrued Liabilities

The following table shows the components of accrued liabilities (in thousands):

	March 31,
	2012	2011
Payroll and employee-related expenses	$2,768	$2,739
Accrued trade expenses	2,631	1,175
Inventory received not invoiced	531	791
Income taxes payable	—	142
Deferred rent	264	80
Brokerage commissions	382	360
Other accrued liabilities	876	259

Total accrued liabilities	$7,452	$5,546